Writer's Direct Number	Writer's E-mail Address
(212) 756-2131	george.silfen@srz.com

June 29, 2012

VIA EDGAR

James E. O'Connor, Esq. Securities and Exchange Commission Division of Investment Management 100 F Street N.E. Washington, D.C. 20549-0505

Re:	Arden Sage Triton Fund, L.L.C. Post-Effective Amendment No. 2 to the Registration Statement On Form N-2 (File Nos. 333-165950 and 811-21472)

Dear Mr. O'Connor:

On behalf of Arden Sage Triton Fund, L.L.C. (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 (the "Registration Statement").  We are filing the Registration Statement with the Commission for the sole purpose of updating certain financial and other information contained therein.  With the exception of these updates, the Registration Statement is materially identical to the Fund's Registration Statement declared effective by the Commission on July 21, 2011.  Accordingly, we respectfully request expedited review of the Registration Statement by the staff of the Commission so as to allow the effectiveness of the Registration Statement on or about July 16, 2012.

If you have any questions or comments, please call me at (212) 756-2131.  Thank you, in advance, for your attention to this matter.

Very truly yours,

/s/ George M. Silfen, Esq.
George M. Silfen, Esq.
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